Related Party Transactions (Summary of Compensation of Key Management Personnel and Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 30	$ 33
Post-employment benefits	1	1
Share-based payments	23	38
Total	$ 54	$ 72